CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net loss	$ (126.9)	$ (106.9)	$ (8.9)
Foreign currency translation adjustments, net of tax	(6.9)	(1.0)	(2.2)
Net unrealized gain (loss) on cash flow hedges, net of tax	(28.9)	(3.8)	93.5
Comprehensive income (loss)	(162.7)	(111.7)	82.4
Less: Comprehensive income (loss) attributable to noncontrolling interests	(1.6)	13.4	8.6
Comprehensive income (loss) attributable to Lionsgate Studios Corp. shareholders	(164.3)	(98.3)	91.0
LIONS GATE ENTERTAINMENT CORP [Member]
Net loss	(373.6)	(1,116.3)	(2,018.8)
Foreign currency translation adjustments, net of tax	(6.7)	(1.1)	(1.9)
Net unrealized gain (loss) on cash flow hedges, net of tax	(28.9)	(3.8)	93.5
Comprehensive income (loss)	(409.2)	(1,121.2)	(1,927.2)
Less: Comprehensive income (loss) attributable to noncontrolling interests	15.1	13.4	8.6
Comprehensive income (loss) attributable to Lionsgate Studios Corp. shareholders	$ (394.1)	$ (1,107.8)	$ (1,918.6)